Quarterly Report
November 30, 2024
MFS®  Research
International Fund
RIF-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 1.8%
MTU Aero Engines Holding AG	575,116	$196,105,431
Thales S.A.	662,311	99,180,671
		$295,286,102
Airlines – 0.6%
Ryanair Holdings PLC, ADR	2,032,330	$89,503,813
Alcoholic Beverages – 2.5%
Diageo PLC	6,728,131	$201,742,737
Heineken N.V.	1,565,575	116,078,729
Kirin Holdings Co. Ltd.	6,236,600	87,084,842
		$404,906,308
Apparel Manufacturers – 3.1%
Burberry Group PLC	2,715,982	$31,093,798
Compagnie Financiere Richemont S.A.	1,182,212	164,725,656
LVMH Moet Hennessy Louis Vuitton SE	470,702	295,150,167
		$490,969,621
Automotive – 1.4%
Compagnie Generale des Etablissements Michelin	2,798,167	$91,059,946
DENSO Corp.	9,180,700	130,618,219
		$221,678,165
Biotechnology – 1.0%
CSL Ltd.	913,012	$168,104,065
Brokerage & Asset Managers – 4.2%
Barclays PLC	69,020,062	$232,072,657
Euronext N.V.	2,160,471	241,675,187
London Stock Exchange Group PLC	1,386,696	199,195,268
		$672,943,112
Business Services – 0.3%
Nomura Research Institute Ltd.	1,116,700	$34,186,064
Secom Co. Ltd.	408,000	14,240,738
		$48,426,802
Computer Software – 2.8%
Cadence Design Systems, Inc. (a)	711,810	$218,390,426
Constellation Software, Inc.	68,650	232,118,047
		$450,508,473
Computer Software - Systems – 4.9%
Amadeus IT Group S.A.	2,099,122	$147,552,030
Cap Gemini S.A.	351,710	56,539,391
Fujitsu Ltd.	5,660,500	108,413,479
Hitachi Ltd.	15,847,400	397,244,035
Samsung Electronics Co. Ltd.	2,193,197	85,209,331
		$794,958,266
Construction – 1.3%
James Hardie Industries PLC, GDR (a)	1,527,905	$56,030,420
Techtronic Industries Co. Ltd.	11,096,000	156,285,707
		$212,316,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	2,857,100	$124,372,824
Consumer Services – 0.8%
CAR Group Ltd.	2,297,869	$62,213,883
Persol Holdings Co. Ltd.	20,211,700	31,187,393
SEEK Ltd.	2,233,112	38,053,764
		$131,455,040
Electrical Equipment – 6.0%
Legrand S.A.	1,800,006	$180,741,243
Mitsubishi Electric Corp.	10,474,900	178,291,702
Schneider Electric SE	2,334,024	601,468,543
		$960,501,488
Electronics – 4.4%
ASML Holding N.V.	363,043	$252,962,722
DISCO Corp.	136,300	36,980,620
NXP Semiconductors N.V.	399,561	91,647,307
Renesas Electronics Corp.	8,847,300	116,089,772
Taiwan Semiconductor Manufacturing Co. Ltd.	6,753,326	207,071,782
		$704,752,203
Energy - Independent – 1.0%
Reliance Industries Ltd.	4,997,582	$76,427,953
Woodside Energy Group Ltd.	4,860,003	77,713,021
		$154,140,974
Energy - Integrated – 3.2%
Eni S.p.A.	9,032,586	$128,150,397
Galp Energia SGPS S.A., “B”	9,419,234	154,858,654
TotalEnergies SE	4,016,711	233,671,076
		$516,680,127
Food & Beverages – 2.6%
Nestle S.A.	3,833,808	$332,965,746
Novozymes A/S	1,507,468	88,488,374
		$421,454,120
Food & Drug Stores – 1.1%
Seven & I Holdings Co. Ltd.	9,927,600	$172,757,755
Gaming & Lodging – 2.2%
Aristocrat Leisure Ltd.	3,874,384	$171,248,156
Flutter Entertainment PLC (a)	230,827	63,782,117
Sands China Ltd. (a)	17,646,400	44,992,492
Whitbread PLC	1,894,752	68,828,938
		$348,851,703
General Merchandise – 0.3%
Pan Pacific International Holdings Corp.	2,008,000	$51,085,646
Insurance – 5.8%
AIA Group Ltd.	17,898,200	$133,752,324
Aon PLC	713,000	279,168,020
Beazley PLC	19,578,078	193,769,470
Hiscox Ltd.	8,568,829	114,679,189
Willis Towers Watson PLC	294,717	94,898,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	195,663	$124,116,911
		$940,384,788
Leisure & Toys – 0.2%
Yamaha Corp.	4,437,300	$32,633,311
Machinery & Tools – 5.2%
Daikin Industries Ltd.	1,153,400	$139,473,222
GEA Group AG	3,412,391	170,888,233
RB Global, Inc.	1,288,128	127,271,812
SMC Corp.	395,800	168,064,234
Toyota Industries Corp.	1,788,000	133,227,747
Weir Group PLC	3,514,970	99,639,203
		$838,564,451
Major Banks – 7.5%
Banco Bradesco S.A., ADR	42,797,642	$91,158,978
Bank of Ireland Group PLC	15,929,040	139,716,591
BNP Paribas S.A.	3,394,209	203,455,981
ING Groep N.V.	9,903,590	153,629,991
Mitsubishi UFJ Financial Group, Inc.	17,131,900	205,161,486
NatWest Group PLC	52,727,440	270,640,105
UBS Group AG	4,248,997	137,419,299
		$1,201,182,431
Medical Equipment – 2.5%
ConvaTec Group PLC	31,606,551	$94,913,116
Olympus Corp.	5,974,100	94,218,632
QIAGEN N.V.	3,372,702	147,716,689
Terumo Corp.	2,939,200	59,927,153
		$396,775,590
Metals & Mining – 1.8%
Glencore PLC	33,329,542	$161,409,701
Mitsui & Co. Ltd.	6,499,300	136,205,592
		$297,615,293
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	13,653,900	$48,780,222
Natural Gas - Pipeline – 0.2%
APA Group	7,735,210	$36,435,375
Other Banks & Diversified Financials – 4.7%
CaixaBank S.A.	25,990,459	$141,544,294
HDFC Bank Ltd.	7,177,958	152,574,481
Julius Baer Group Ltd.	3,480,344	230,415,688
Visa, Inc., “A”	754,902	237,854,522
		$762,388,985
Pharmaceuticals – 8.7%
Chugai Pharmaceutical Co. Ltd.	2,128,200	$93,837,634
Daiichi Sankyo Co. Ltd.	3,263,700	103,577,328
Merck KGaA	885,784	132,739,360
Novo Nordisk A.S., “B”	4,415,549	474,466,174
Roche Holding AG	1,427,158	414,080,024
Sanofi	1,594,920	155,439,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	2,388,800	$27,489,399
		$1,401,628,926
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	1,002,083	$167,506,614
Real Estate – 1.1%
LEG Immobilien SE	1,920,459	$178,324,619
Specialty Chemicals – 6.8%
Akzo Nobel N.V.	1,352,084	$79,129,321
Croda International PLC	1,876,864	82,532,640
Linde PLC	1,081,049	498,352,779
Shin-Etsu Chemical Co. Ltd.	4,417,700	163,966,224
Sika AG	517,037	133,927,027
Symrise AG	1,204,350	133,191,847
		$1,091,099,838
Specialty Stores – 0.3%
NEXT PLC	386,434	$49,648,908
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	11,361,900	$94,413,339
Cellnex Telecom S.A.	2,669,828	96,009,740
KDDI Corp.	3,376,400	111,689,254
SoftBank Group Corp.	1,742,600	104,062,240
		$406,174,573
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	2,447,152	$38,691,911
Tobacco – 1.3%
British American Tobacco PLC	5,480,021	$208,706,826
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	6,755,000	$56,686,650
E.ON SE	6,691,656	86,291,452
Iberdrola S.A.	13,597,200	194,119,905
		$337,098,007
Total Common Stocks		$15,869,293,402
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.66% (v)	186,516,089	$186,534,741

Other Assets, Less Liabilities – 0.3%		49,504,388
Net Assets – 100.0%		$16,105,332,531
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $186,534,741 and $15,869,293,402, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,056,086,545	$—	$—	$3,056,086,545
France	2,158,381,212	—	—	2,158,381,212
United Kingdom	2,008,872,556	—	—	2,008,872,556
Switzerland	1,537,650,351	—	—	1,537,650,351
United States	1,420,311,928	—	—	1,420,311,928
Germany	1,045,257,631	—	—	1,045,257,631
Netherlands	769,307,377	—	—	769,307,377
Australia	609,798,684	—	—	609,798,684
Spain	579,225,969	—	—	579,225,969
Other Countries	2,684,401,149	0	—	2,684,401,149
Mutual Funds	186,534,741	—	—	186,534,741
Total	$16,055,828,143	$0	$—	$16,055,828,143
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$126,745,189	$423,479,811	$363,695,341	$30,284	$(25,202)	$186,534,741
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,638,383	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
Japan	19.0%
France	13.4%
United Kingdom	12.5%
United States	10.3%
Switzerland	9.6%
Germany	6.5%
Netherlands	4.8%
Australia	3.8%
Spain	3.6%
Other Countries	16.5%